Current assets - cash and cash equivalents (Tables)	6 Months Ended
Dec. 31, 2025
Current assets - cash and cash equivalents [Abstract]
Cash and Cash Equivalents
	31-Dec-25	30-Jun-25
	$'000	$'000

Cash at bank	10,843	21,001
Cash on deposit	7,020	4,058

	17,863	25,059